	RMB Mendon Financial Services Fund
	Portfolio Holdings As of September 30, 2020 (Unaudited)

		Number of
		Shares	Value
	Common Stocks 100.3%
	(percentage of net assets)
	BANKS 92.6%
	Ameris Bancorp [a,b]	435,000	$9,909,300
	Banc of California, Inc.	150,000	1,518,000
	Bank of America Corp. [a,b]	40,000	963,600
	Business First Bancshares, Inc.	54,981	824,715
	Byline Bancorp, Inc.	500,000	5,640,000
	Citigroup, Inc.	40,000	1,724,400
	Civista Bancshares, Inc.	140,009	1,752,913
*	Equity Bancshares, Inc. - Class A	500,000	7,750,000
	FB Financial Corp. [a,b]	315,000	7,912,800
	Fifth Third Bancorp [a,b]	50,000	1,066,000
	First Bancorp	125,000	2,616,250
	First BanCorp [a,b]	1,100,000	5,742,000
	First Bancshares, Inc. (The)	395,000	8,283,150
	First Busey Corp.	150,000	2,383,500
	First Horizon National Corp. [a,b]	750,000	7,072,500
	First Interstate BancSystem, Inc. - Class A	75,000	2,388,750
	Hilltop Holdings, Inc.	150,000	3,087,000
*	Howard Bancorp, Inc.	518,448	4,655,663
*	Limestone Bancorp, Inc.	49,080	516,322
	Live Oak Bancshares, Inc.	575,000	14,564,750
	OFG Bancorp	75,000	934,500
	Old Second Bancorp, Inc.	153,371	1,149,516
	Origin Bancorp, Inc.	275,000	5,874,000
	Peoples Bancorp, Inc.	75,000	1,431,750
	PNC Financial Services Group, Inc. (The) [a,b]	5,000	549,550
	Popular, Inc. [a,b]	150,000	5,440,500
	Reliant Bancorp, Inc.	125,000	1,812,500
	Renasant Corp.	75,000	1,704,000
*	Seacoast Banking Corp. of Florida	75,000	1,352,250
*	Select Bancorp, Inc.	222,859	1,602,356
	South State Corp. [a,b]	50,000	2,407,500
	Spirit of Texas Bancshares, Inc.	567,802	6,336,670
	Synovus Financial Corp. [a,b]	180,000	3,810,600
	TCF Financial Corp. [a,b]	225,000	5,256,000
*	Triumph Bancorp, Inc.	150,000	4,671,000
	Veritex Holdings, Inc.	640,000	10,899,200
	Wells Fargo & Co.	150,000	3,526,500
	Wintrust Financial Corp. [a,b]	60,000	2,403,000
			151,533,005
	DIVERSIFIED FINANCIALS 7.7%
	Ally Financial, Inc. [a,b]	100,000	2,507,000
*	Cannae Holdings, Inc. [a,b]	75,000	2,794,500
	Cowen, Inc. - Class A	107,400	1,747,398
*	Foley Trasimene Acquisition Corp. - Unit [c]	140,000	1,580,600
	FS KKR Capital Corp II	123,275	1,813,375
	Manning & Napier, Inc.	400,000	1,708,000
*	Oportun Financial Corp.	40,000	471,600
			12,622,473
	Total Common Stocks (Cost: $180,234,244)		164,155,478

	Warrants 0.2%
	(percentage of net assets)
	INFORMATION TECHNOLOGY SERVICES 0.2%
*	Global Blue Group Holding AG	340,518	217,591
	Total Warrants (Cost: $251,983)		217,591

	Short-Term Investments 0.2%
	(percentage of net assets)
	MONEY MARKET FUNDS 0.2%
	First American Government Obligations Fund - Class X - 0.07% [d]	380,328	380,328
	Total Short-Term Investments (Cost: $380,328)		380,328

	Total Investments 100.7% (Cost: $180,866,555)		$164,753,397
	Call option written (0.7)% (Premiums received: $1,996,727)		(1,106,325)
	Cash and other assets, less liabilities 0.0%		41,578
	Net Assets 100.0%		$163,688,650
		Number of
		Contracts
	Call Option Written (0.7)%
	(percentage of net assets)
	BANKS (0.5)%
	Ameris Bancorp
	@ 30, Notional Amount: $(3,000,000), due Jan 21	(1,000)	(35,000)
	@ 30, Notional Amount: $(3,000,000), due Apr 21	(1,000)	(102,500)
	Bank of America Corp.
	@ 27, Notional Amount: $(540,000), due Nov 20	(200)	(9,800)
	@ 27, Notional Amount: $(540,000), due Jan 21	(200)	(18,900)
	FB Financial Corp.
	@ 30, Notional Amount: $(2,250,000), due Apr 21	(750)	(114,375)
	Fifth Third Bancorp
	@ 26, Notional Amount: $(1,300,000), due Feb 21	(500)	(33,750)
	First BanCorp
	@ 8, Notional Amount: $(800,000), due Mar 21	(1,000)	(12,500)
	First Horizon National Corp.
	@ 12, Notional Amount: $(1,200,000), due Jan 21	(1,000)	(17,500)
	@ 13, Notional Amount: $(1,300,000), due Jan 21	(1,000)	–
	PNC Financial Services Group, Inc. (The)
	@ 110, Notional Amount: $(550,000), due Jan 21	(50)	(41,500)
	Popular, Inc.
	@ 45, Notional Amount: $(2,250,000), due Jan 21	(500)	(32,500)
	South State Corp.
	@ 55, Notional Amount: $(1,650,000), due Dec 20	(300)	(46,500)
	Synovus Financial Corp.
	@ 21, Notional Amount: $(630,000), due Nov 20	(300)	(54,750)
	@ 24, Notional Amount: $(2,400,000), due Feb 21	(1,000)	(142,500)
	@ 25, Notional Amount: $(1,250,000), due Nov 20	(500)	(25,000)
	TCF Financial Corp.
	@ 35, Notional Amount: $(3,500,000), due Jan 21	(1,000)	(27,500)
	Wintrust Financial Corp.
	@ 55, Notional Amount: $(1,650,000), due Mar 21	(300)	(51,000)
			(765,575)
	DIVERSIFIED FINANCIALS (0.2)%
	Ally Financial, Inc.
	@ 24, Notional Amount: $(1,200,000), due Dec 20	(500)	(154,500)
	@ 25, Notional Amount: $(1,250,000), due Jan 21	(500)	(143,750)
	Cannae Holdings, Inc.
	@ 45, Notional Amount: $(1,125,000), due Feb 21	(250)	(30,000)
	@ 50, Notional Amount: $(1,250,000), due Feb 21	(250)	(12,500)
			(340,750)
	Total Call Option Written (Premiums received $1,996,727)		(1,106,325)

*	Indicates securities that do not produce income.
a	Securities or partial securities on which call/put options were written.
b	Security or partial security segregated as collateral for written options. The Fund is required to establish a margin account with the broker lending the written options.
The aggregate market value of collateral posted was $26,933,950. The Fund is obligated to pay the counterparty any interest due on written options. Such interests are recorded as an expense to the Fund.
c	Each unit issued consists of one share of the Company’s Class A common stock and one-third of one warrant.
d	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by RMB Capital Management, LLC.

Investment Valuation
Portfolio securities and any other Fund assets shall be valued each day on which the New York Stock Exchange is open for business, using readily available market quotations at such times as are established in the Trust’s registration statement. The valuation methods below are listed in order of priority; the highest priority shall be employed when available, portfolio securities shall be fair valued by RMB’s Valuation Committee in conformity with the fair valuation provisions below. If none of the listed valuation methods are available, portfolio securities shall be fair valued by RMB’s Valuation Committee in conformity with the fair valuation provisions below.

Equity Securities, Warrants, Exchange Trading Funds (‘‘ETFs’’), and American Depository Receipts (‘‘ADRs’’) Listed on a U.S. Exchange. The market value shall be the last reported sale price on the market on which the security primarily trades. If there is no such last sale reported, securities will be valued at the mean between the closing bid and closing asked prices on the primary market.

Equity Securities on NASDAQ. The market value shall be the NASDAQ Official Closing Price or ‘‘NOCP.’’ The NOCP is determined by NASDAQ to be the last reported sale price, unless the last sale price is above or below the last reported bid and asked prices. If the last reported bid and asked price is above the last sale price, the last reported bid is used; conversely, if the last reported bid and asked price is below the last sale price, the last reported asked price will serve as the NOCP. If no last sales price is reported, the securities will be valued at the mean between the closing bid and closing asked price on the market on which the security primarily trades.

Equity Securities traded on the Over-The-Counter (“OTC”) Market. The market value shall be the last reported sale in the OTC market on which the security primarily trades, such as the OTC Bulletin Board, Pink OTC Markets, Inc., or other recognized OTC market. If no last sale is reported, the securities will be valued at the mean between the closing bid and the closing asked price on the primary market.

Procedures to Address After-Market Events. If a significant event occurs in a foreign market on which a security primarily trades after the security’s closing price was established on the foreign exchange but before the Fund calculates its NAV, and causing the foreign security’s valuation price to no longer reflect actual value, such security’s fair value shall be determined through the use of an independent pricing service’s proprietary fair value pricing model. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAV may differ from quoted or official closing prices. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon its sale. It is possible that market timers may attempt to buy or sell Fund shares to profit from price movements in foreign markets that are not yet reflected in a Fund’s NAV. Such trades may have the effect of reducing the value of existing shareholders’ investments. The Funds’ use of fair value pricing is designed to more accurately reflect the current market value of a portfolio security and to minimize the possibilities for time-zone arbitrage; however, the Funds’process may not be effective in preventing short-term NAV arbitrage trading.

At September 30, 2020	Level 1	Level 2	Level 3	Total
RMB Mendon Financial Services Fund
Assets
Common Stocks[1]	$164,155,478	$-	$-	$164,155,478
Warrants[1]	217,591	-	-	217,591
Short-Term Investments	380,328	-	-	380,328
Total	$164,753,397	$-	$-	$164,753,397
Liabilities
Written Options[1]	-	(1,106,325)	0	(1,106,325)
Total Investments in Securities	$164,753,397	$(1,106,325)	$0	$163,647,072

[1]	Refer to the Fund’s respective Portfolio Holdings for a breakdown of holdings by industry.

During the period ended September 30, 2020, RMB Mendon Financial Services Fund owned shares of the following affiliated securities. An affiliated security is a security in which the Fund has ownership of at least 5% of the voting securities.

RMB Mendon Financial Services Fund

Affiliate	Value at 12/31/19	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Unrealized Gain/(Loss)	Value at 09/30/20	Dividend Income
Equity Bancshares, Inc. - Class A1	$25,431,725	$-	$5,616,727	$(5,620,170)	$(6,444,828)	$7,750,000	$-
Totals	$25,431,725	$-	$5,616,727	$(5,620,170)	$(6,444,828)	$7,750,000	$-

Affiliate				Shares at 12/31/19	Purchases	Sales	Shares at 09/30/20
Equity Bancshares, Inc. - Class A1				823,833	-	323,833	500,000
Totals				823,833	-	323,833	500,000

[1] As of September 30, 2020, the company is no longer an affiliate.